Convertible Notes Payable, Net (Details)															1 Months Ended						3 Months Ended							9 Months Ended			12 Months Ended
	Jan. 15, 2026	Jun. 30, 2025 $ / shares shares	Dec. 18, 2024 shares	Dec. 03, 2024 USD ($) $ / shares	Oct. 20, 2024 USD ($) $ / shares	Sep. 28, 2024 USD ($) $ / shares	Sep. 10, 2024 USD ($)	Aug. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Jun. 18, 2024 USD ($) $ / shares	Jun. 17, 2024 USD ($) $ / shares	Jun. 11, 2024 USD ($) $ / shares shares	Sep. 30, 2023 shares		Jun. 30, 2025 $ / shares shares	Dec. 31, 2024 USD ($) Years shares		Nov. 30, 2024 USD ($) shares	Aug. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 shares	Sep. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 $ / shares shares	Mar. 31, 2025 shares	Dec. 31, 2024 USD ($) Years shares		Sep. 30, 2024 USD ($) $ / shares shares		Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares		Sep. 30, 2024 USD ($) $ / shares shares		Sep. 30, 2023 USD ($) shares		Nov. 08, 2024 USD ($) shares	Apr. 30, 2024 Percentage Years shares
Convertible Notes Payable, Net [Line Items]
Interest rate	6.00%
Common stock shares issued (in Shares) | shares													1,259,333	[1]		4,930,531	[1]				11,096,264			4,930,531	[1]	2,098,999	[1]	11,096,264	2,098,999	[1]	2,098,999	[1]	1,259,333	[1]
Warrant term																																				3 years
Fair value of warrant																					$ (13,963,884)			$ 624,888				$ (123,369,695)
Debt discount										$ 12,500						$ 150,000					$ 150,000			$ 150,000				$ 150,000
Warrant to purchase shares (in Shares) | shares																																				14,535
Issuance shares (in Shares) | shares			1,666,666										8,767
Conversion price (in Dollars per share) | $ / shares				$ 2																								$ 2
Volume weighted average price percentage				90.00%																	90.00%							90.00%
Additional loans payable percentage									70.00%
Outstanding common stock percentage																4.99%					4.99%			4.99%				4.99%
Trading days																								3 days				3 days
Consecutive trading days																								10 years				10 days
Accrued and unpaid interest																10.00%					10.00%			10.00%				10.00%
Amortization of debt discount																								$ 413,911				$ 322,247	$ 315,834		315,834
Purchase warrant shares (in Shares) | shares			1
Loans payable percentage									30.00%
Reclassified amount																								(237,509)
Non-cash loss for the change in fair value																								(45,784)
August 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Fair value of warrant								$ 447,316											$ 447,316
Debt discount								342,314											342,314
Warrants								239,389											239,389
Pre-funded Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Warrant to purchase shares (in Shares) | shares		1,702,088													1,702,088							1,702,088
Exchange Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Issuance shares (in Shares) | shares		123,860
June 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Fair value of warrant									$ 989,746															$ 283,293
Debt discount									300,009
Warrants									237,509
June 2024 Note [Member]
Convertible Notes Payable, Net [Line Items]
Warrants									$ 74,991
Conversion Agreement [Member]
Convertible Notes Payable, Net [Line Items]
Warrant term																										5 years			5 years		5 years
Purchase warrant shares (in Shares) | shares																										351,424			351,424		351,424
November Two Thousand Twenty Four Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Fair value of warrant																		$ 663,408
Assumptions fair value of warrants issued																		5
August 2024 Note [Member]
Convertible Notes Payable, Net [Line Items]
Principal amount								515,000											515,000
Cash proceeds from principal amount								$ 412,075											$ 412,075
Interest rate								12.00%											12.00%
Warrants								$ 275,611											$ 275,611
Conversion price (in Dollars per share) | $ / shares		$ 2.5						$ 2.5							$ 2.5				$ 2.5			$ 2.5
Senior Unsecured Promissory Note [Member]
Convertible Notes Payable, Net [Line Items]
Principal amount												$ 312,500
Cash proceeds from principal amount												$ 250,000
Interest rate												12.00%
Debt discount												$ 62,500
Conversion price (in Dollars per share) | $ / shares												$ 2
Senior Unsecured Promissory Note [Member] | August 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Common stock shares issued (in Shares) | shares								175,000											175,000
Warrant exercise price (in Dollars per share) | $ / shares								$ 2											$ 2
Warrant term								5 years											5 years
Senior Unsecured Promissory Note [Member] | June 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares												$ 2
Warrant term												5 years
Purchase warrant shares (in Shares) | shares												150,000
December Two Thousand Twenty Four [Member]
Convertible Notes Payable, Net [Line Items]
Principal amount				$ 500,000
Cash proceeds from principal amount				$ 450,000
Interest rate				10.00%																				99.00%				10.00%
Fair value of warrant																$ 222,865								$ 222,865
Debt discount				$ 25,000
Issuance cost				$ 25,000
Consecutive trailing days																					10 days							10 days
Floor price (in Dollars per share) | $ / shares				$ 0.33																	$ 0.33							$ 0.33
Additional loans payable percentage				18.00%																								18.00%
Redemption outstanding percentage				10.00%																								10.00%
Outstanding common stock percentage																4.99%					4.99%			4.99%				4.99%
Consecutive trading days				10 days																				5 years
Shares issued upon conversion (in Shares) | shares																						260,300
Amortization Event [Member]
Convertible Notes Payable, Net [Line Items]
Interest rate																												99.00%
Convertible Promissory Note [Member]
Convertible Notes Payable, Net [Line Items]
Amortization of debt discount																					$ 0							$ 308,646
Interest expense																					$ 36,337							$ 83,613
Additional Convertible Promissory Note [Member]
Convertible Notes Payable, Net [Line Items]
Interest rate												12.00%
Conversion price (in Dollars per share) | $ / shares												$ 2
Convertible promissory note												$ 500,000
Debt term												2 years
Additional June 2024 Notes [Member]
Convertible Notes Payable, Net [Line Items]
Principal amount										31,250	$ 31,250
Cash proceeds from principal amount										$ 25,000	$ 25,000
Interest rate										12.00%	12.00%
Debt discount										$ 6,250	$ 6,250
Conversion price (in Dollars per share) | $ / shares										$ 2	$ 2
September 2024 Note [Member]
Convertible Notes Payable, Net [Line Items]
Principal amount							$ 125,000
Cash proceeds from principal amount							$ 100,000
Interest rate							12.00%
Debt discount							$ 25,000
Amortization of debt discount																								$ 345,209							$ 298,832
Interest expenses																$ 25,961								$ 25,961		$ 24,866			$ 24,866		24,866
Additional September 2024 Notes [Member]
Convertible Notes Payable, Net [Line Items]
Principal amount						$ 230,000
Cash proceeds from principal amount						$ 184,000
Interest rate						12.00%
Debt discount						$ 46,000
Conversion price (in Dollars per share) | $ / shares						$ 2
October Two Thousand Twenty Four Note [Member]
Convertible Notes Payable, Net [Line Items]
Principal amount					$ 12,500
Cash proceeds from principal amount					$ 10,000
Interest rate					12.00%
Debt discount					$ 2,500
Conversion price (in Dollars per share) | $ / shares					$ 2
Conversion [Member]
Convertible Notes Payable, Net [Line Items]
Principal amount																																			$ 771,085
Common stock shares issued (in Shares) | shares																																			319,952
Interest expenses																										$ 130,029			$ 130,029		$ 130,029
Conversion [Member] | Conversion Agreement [Member]
Convertible Notes Payable, Net [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares																										$ 2.41			$ 2.41		$ 2.41
Measurement Input, Price Volatility [Member] | August 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued								183.31											183.31
Measurement Input, Price Volatility [Member] | June 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued									182.23							113.8								113.8
Measurement Input, Price Volatility [Member] | November Two Thousand Twenty Four Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued																		113.8
Measurement Input, Risk Free Interest Rate [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued | Percentage																																				4.87
Measurement Input, Risk Free Interest Rate [Member] | August 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued								3.84											3.84
Measurement Input, Risk Free Interest Rate [Member] | June 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued									4.41							4.4								4.4
Measurement Input, Risk Free Interest Rate [Member] | November Two Thousand Twenty Four Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued																		4.2
Measurement Input, Expected Dividend Rate [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued | Percentage																																				0
Measurement Input, Expected Dividend Rate [Member] | August 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued								0											0
Measurement Input, Expected Dividend Rate [Member] | June 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued									0							0								0
Measurement Input, Expected Term [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued | Years																																				3
Measurement Input, Expected Term [Member] | August 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued								5											5
Measurement Input, Expected Term [Member] | June 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued | Years																4.6								4.6
Measurement Input, Expected Term [Member] | November Two Thousand Twenty Four Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued																		0
Common Stock [Member]
Convertible Notes Payable, Net [Line Items]
Issuance shares (in Shares) | shares																		319,952		94,710			83,332
Common Stock [Member] | August 2024 Note [Member]
Convertible Notes Payable, Net [Line Items]
Converted shares (in Shares) | shares															243,155
Common Stock [Member] | December Two Thousand Twenty Four [Member]
Convertible Notes Payable, Net [Line Items]
Consecutive trading days																												5 days

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 10.